Supplemental Balance Sheet Disclosures (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Software and technology	$ 168,792	$ 643,387
Professional services, dues and subscriptions	183,614	537,237
Insurance	224,785	264,097
Deferred contract costs	36,465	142,930
Unbilled receivable	544,212	505,203
Other	51,755	32,868
Total prepaid expenses and other current assets	$ 1,209,623	$ 2,125,722